Organization, Business Operations and Significant Accounting Policies (Details) (USD $)	Sep. 30, 2013	Mar. 31, 2013	Mar. 31, 2012
Derivative liabilities		$ 23,550	$ 529,583
Significant Unobservable Inputs Level 3 [Member]
Derivative liabilities		23,550
Quoted Prices in Active Markets for Identical Instruments Level 1 [Member]
Derivative liabilities
Significant Other Observable Inputs Level 2 [Member]
Derivative liabilities
Significant Unobservable Inputs Level 3 [Member]
Derivative liabilities			$ 529,583